[GRAPHIC OMITTED]

                         Smith Barney
                         Telecommunications
                         Income Fund
                         ------------------
                         SEMI-ANNUAL REPORT
                         ------------------
                         June 30, 1999

                         [Logo] Smith Barney
                                Mutual Funds

Smith Barney
Telecommunications
Income Fund

[PHOTO OMITTED]

Heath B. McLendon
Chairman


[PHOTO OMITTED]

Robert E. Swab
Vice President and
Investment Officer


Dear Shareholder:

We are pleased to provide the semi-annual report for the period ended June 30, 1999 for the Smith Barney Telecommunications Income Fund ("Fund"). We hope you find this report to be informative and useful. In this report, we review the factors driving the Fund's performance during the reporting period and discuss our outlook for the Bell operating companies that currently represent about 95% of the Fund's holdings. A more detailed summary of the Fund's performance and current holdings can be found in the appropriate sections that follow.

Market and Performance Update

As you know, the primary investment objective of the Fund is to provide our shareholders with current income. Capital appreciation is a secondary objective. The Fund's total return for the six months ended June 30, 1999 was 12.15% versus the Standard & Poor's 500 Index, which returned 12.38%. (The S&P 500 is a capitalization-weighted measure of 500 widely held common stocks.) In addition, the Lipper Inc. peer group average for all telecommunication funds posted 26.86% for the same time period. (Lipper Inc. is a major fund-tracking organization.) The Fund's performance was directly impacted by the price changes of the Regional Bell Operating Companies ("RBOCs") which represent approximately 84% of the Fund's assets. In this report, we provide a general overview of the changing telecommunications service industry and briefly discuss our outlook for the sector.

Market Overview

The telecommunications industry is going through a major transition period as deregulation, outlined by the Telecommunications Act of 1996, has increased competition and accelerated technological innovation. These changes have created both opportunities and risks. The new environment is forcing telecommunication service providers to broaden their product lines in order to remain more competitive. The altering of the competitive landscape has increased consolidation within the industry as RBOCs look to bolster their asset profitability through long distance, wireless, data services and Internet services.


--------------------------------------------------------------------------------
Smith Barney Telecommunications Income Fund                                    1

In addition, these companies are also increasing their geographic reach to compete in this new environment. We believe the interplay of deregulation and consolidation should have an ongoing effect on the structure of the telecommunications industry for years to come.

As reported in our last shareholder report, in order to gain an edge on the competition and increase market share, all of the RBOCs have either merged, entered merger discussions or have formed strategic alliances. For example, Ameritech and SBC Communications are in the process of merging and are currently negotiating with the FCC (Federal Communications Commission) on final merger conditions. Later this year, we expect the FCC to approve the merger between Bell Atlantic and GTE. Lastly, U.S. West is in the middle of a takeover attempt by Quest Communications International. Additionally, Bell South has recently agreed to purchase a 10% equity stake in Quest. In late June, Vodafone Group, a leading international mobile telecommunications provider, completed its merger with AirTouch Communications. Consequently, shares of Vodafone have replaced the Fund's position in AirTouch.

Market Outlook

We remain positive about the outlook for the RBOCs. Yet, from an investment standpoint, we also recognize that several issues need to be monitored continuously. Issues such as regulatory approval of the mergers and consolidations within the industry, the integration of these combinations, their ultimate financial impact (i.e., cost savings derived through combining) and the competitive implications brought on by the mergers need to be watched closely.

The RBOCs historically have been considered a "safe haven" for conservative investors as the attractive dividend yields tend to provide a degree of downside protection. Additionally, earnings growth for this sector should continue to be in excess of 10% over the next few years as deregulation opens new markets. This should bode well for select telecommunications industry stocks going forward.

In closing, thank you for investing in the Smith Barney Telecommunications Income Fund.

Sincerely,

/s/ Heath B. McLendon                    /s/ Robert E. Swab

Heath B. McLendon                        Robert E. Swab
Chairman                                 Vice President and
                                         Investment Officer

July 16, 1999


--------------------------------------------------------------------------------
2                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance
--------------------------------------------------------------------------------

                 Net Asset Value
             ----------------------
Period       Beginning       End       Income     Capital Gain     Return       Total
Ended        of Period    of Period  Dividends   Distributions   of Capital    Returns+
=========================================================================================
6/30/99       $176.20      $187.68     $ 0.92         $ 8.29        $0.00       12.15%++
-----------------------------------------------------------------------------------------
12/31/98       134.06       176.20       2.22          22.08         0.00       53.72
-----------------------------------------------------------------------------------------
12/31/97       104.62       134.06       2.83          13.61         0.00       45.11
-----------------------------------------------------------------------------------------
12/31/96       119.69       104.62       3.12           9.72         0.00       (1.45)
-----------------------------------------------------------------------------------------
12/31/95        95.62       119.69       3.58          11.50         0.00       42.93
-----------------------------------------------------------------------------------------
12/31/94       107.62        95.62       4.05           6.06         0.00       (1.83)
-----------------------------------------------------------------------------------------
12/31/93       102.67       107.62       4.42           6.87         0.00       16.00
-----------------------------------------------------------------------------------------
12/31/92       110.75       102.67       4.55          15.23         0.00       10.89
-----------------------------------------------------------------------------------------
12/31/91       129.06       110.75       6.05          14.62         1.18        3.30
-----------------------------------------------------------------------------------------
12/31/90       140.93       129.06       5.79           3.20         0.00       (1.80)
-----------------------------------------------------------------------------------------
12/31/89        99.10       140.93       5.85           2.81         0.00       52.11
-----------------------------------------------------------------------------------------
12/31/88        90.28        99.10       5.40           0.99         0.00       17.12
=========================================================================================
Total                                  $48.78        $114.98        $1.18
=========================================================================================

It is the Fund's policy to distribute dividends quarterly and capital gains, if any, twice a year.


--------------------------------------------------------------------------------
Average Annual Total Returns+
--------------------------------------------------------------------------------

================================================================================
Six Months Ended 6/30/99++                                              12.15%
--------------------------------------------------------------------------------
Year Ended 6/30/99                                                      52.65
--------------------------------------------------------------------------------
Five Years Ended 6/30/99                                                27.67
--------------------------------------------------------------------------------
Ten Years Ended 6/30/99                                                 18.79
--------------------------------------------------------------------------------
1/1/84* through 6/30/99                                                 19.80
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Return+
--------------------------------------------------------------------------------

================================================================================
6/30/89 through 6/30/99                                                459.50%
================================================================================
+ Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value.
++ Total return is not annualized, as it may not be representative of the total return for the year.
*     Commencement of operations.


--------------------------------------------------------------------------------
Smith Barney Telecommunications Income Fund                                    3

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

                          Growth of $10,000 Invested in
               the Smith Barney Telecommunications Income Fund vs.
        Standard & Poor's 500 Index and Lipper Equity Income Fund Index+
--------------------------------------------------------------------------------
                             June 1989 -- June 1999

                              <INSERT PLOT POINTS>

+ Hypothetical illustration of $10,000 invested in the Smith Barney Telecommunications Income Fund on June 30, 1989, assuming reinvestment of dividends and capital gains, if any, at net asset value through June 30, 1999. The Standard & Poor's 500 Index is composed of widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Figures for the index include reinvestment of dividends. The Lipper Equity Income Fund Index is a net asset value weighted index of the 30 largest funds in the Equity Income category. The indexes are unmanaged and are not subject to the same management and trading expenses as a mutual fund.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


--------------------------------------------------------------------------------
4                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                                June 30, 1999
--------------------------------------------------------------------------------

     SHARES                         SECURITY                             VALUE
================================================================================
COMMON STOCK -- 100%
Telecommunications
     264,684  Ameritech Corp.                                      $ 19,454,274
     323,180  Bell Atlantic Corp.                                    21,127,893
     378,888  Bellsouth Corp.                                        17,760,375
     341,394  SBC Communications Inc.                                19,800,852
     146,858  U.S. West Communications Inc.                           8,627,908
      82,218  Vodafone AirTouch PLC                                  16,196,945
--------------------------------------------------------------------------------
              TOTAL COMMON STOCK
              (Cost -- $9,831,857)                                  102,968,247
================================================================================
              TOTAL INVESTMENTS -- 100%
              (Cost -- $9,831,857*)                                $102,968,247
================================================================================
*     Aggregate cost for Federal income tax purposes is $7,231,321.


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Telecommunications Income Fund                                    5

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                    June 30, 1999
--------------------------------------------------------------------------------

ASSETS:
   Investments at value (Cost -- $9,831,857*)                     $102,968,247
--------------------------------------------------------------------------------
   Total Assets                                                    102,968,247
--------------------------------------------------------------------------------
LIABILITIES:
   Payable to bank                                                     836,348
   Investment advisory fees payable                                     66,068
   Administration fees payable                                          15,927
   Accrued expenses                                                     17,146
--------------------------------------------------------------------------------
   Total Liabilities                                                   935,489
--------------------------------------------------------------------------------
Total Net Assets                                                  $102,032,758
================================================================================
NET ASSETS:
   Par value of capital shares                                    $        544
   Capital paid in excess of par value                               6,425,976
   Overdistributed net investment income                               (73,251)
   Accumulated net realized gain on investments                      2,543,099
   Net unrealized appreciation of investments                       93,136,390
--------------------------------------------------------------------------------
Total Net Assets                                                  $102,032,758
================================================================================
Shares Outstanding                                                     543,663
--------------------------------------------------------------------------------
Net Asset Value, per share (and redemption price)                      $187.68
================================================================================
*     Aggregate cost for Federal income tax purposes is $7,231,321.


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
6                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Operations (unaudited)
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 1999

INVESTMENT INCOME:
   Dividends                                                         $   812,504
   Interest                                                                4,011
--------------------------------------------------------------------------------
   Total Investment Income                                               816,515
--------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees (Note 2)                                     262,319
   Administration fees (Note 2)                                           95,389
   Audit and legal fees                                                   19,041
   Shareholder and system servicing fees                                  17,551
   Trustees' fees                                                         14,876
   Shareholder communication fees                                          3,968
   Custody                                                                 2,083
   Other                                                                   1,488
--------------------------------------------------------------------------------
   Total Expenses                                                        416,715
--------------------------------------------------------------------------------
Net Investment Income                                                    399,800
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS (NOTE 3):
   Realized Gain From Security Transactions
   (excluding short-term securities):
     Proceeds from sales                                               4,270,355
     Cost of securities sold                                             801,248
--------------------------------------------------------------------------------
   Net Realized Gain                                                   3,469,107
--------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments:
     Beginning of period                                              85,789,366
     End of period                                                    93,136,390
--------------------------------------------------------------------------------
   Increase in Net Unrealized Appreciation                             7,347,024
--------------------------------------------------------------------------------
Net Gain on Investments                                               10,816,131
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                               $11,215,931
================================================================================


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Telecommunications Income Fund                                    7

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 1999 (unaudited)
and the Year Ended December 31, 1998
                                                         1999            1998
================================================================================
OPERATIONS:
  Net investment income                          $     399,800    $   1,213,027
  Net realized gain+                                 3,469,107        9,998,888
  Increase in net unrealized appreciation            7,347,024       24,613,883
--------------------------------------------------------------------------------
  Increase in Net Assets From Operations            11,215,931       35,825,798
--------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net investment income                               (493,957)      (1,189,940)
  Net realized gains                                (4,412,393)     (11,691,275)
--------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                   (4,906,350)     (12,881,215)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net asset value of shares issued
    for reinvestment of dividends                    2,163,262        5,413,986
  Cost of shares reacquired                         (2,893,296)      (5,178,814)
--------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
    Fund Share Transactions                           (730,034)         235,172
--------------------------------------------------------------------------------
Increase in Net Assets                               5,579,547       23,179,755

NET ASSETS:
  Beginning of period                               96,453,211       73,273,456
--------------------------------------------------------------------------------
  End of period*                                 $ 102,032,758    $  96,453,211
================================================================================
*     Includes undistributed (overdistributed)
        net investment income of:                     $(73,251)         $20,906
================================================================================
+ Net realized gains for Federal income tax purposes are $3,469,107 and $10,292,661, for the six months ended June 30, 1999 and the year ended December 31, 1998, respectively.


                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
8                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Smith Barney Telecommunications Income Fund ("Fund"), an investment fund of the Smith Barney Telecommunications Trust ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Shares of the Fund are not currently offered for sale to new investors.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price were reported are valued at current quoted bid prices; securities, other than U.S. government agencies and obligations, that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis; (e) dividends and distributions to shareholders are recorded on the ex-dividend date; (f) gains or losses on the sale of securities are calculated using the average-cost method for financial reporting purposes and the specific identification method for tax purposes; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) income distributions and capital gain distributions are determined in accordance with income tax regulations which differ from generally accepted accounting principles. These differences are primarily due to differing accounting methods adopted for income tax purposes, and various timing differences; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

SSBC Fund Management Inc. ("SSBC"), formerly known as Mutual Management Corp., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Trust. The Fund pays SSBC an investment advisory fee calculated at an annual rate of 0.55% of the average daily net assets. This fee is calculated daily and paid monthly.


--------------------------------------------------------------------------------
Smith Barney Telecommunications Income Fund                                    9

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

SSBC also acts as the administrator of the Trust for which it receives a fee calculated at an annual rate of 0.20% of the average daily net assets of each fund. This fee is calculated daily and paid monthly.

All officers and one Trustee of the Trust are employees of SSB.

3. Investments

During the six months ended June 30, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                                    --
--------------------------------------------------------------------------------
Sales                                                                $4,270,355
================================================================================

At June 30, 1999, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

================================================================================
Gross unrealized appreciation                                       $93,136,390
Gross unrealized depreciation                                                --
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $93,136,390
================================================================================

4. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.


--------------------------------------------------------------------------------
10                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

5. Shares of beneficial interest

At June 30, 1999, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share.

Transactions in shares of the Fund were as follows:

                                     Six Months Ended           Year Ended
                                       June 30, 1999         December 31, 1998
================================================================================
Shares issued on reinvestment            12,393                   36,069
Shares reacquired                       (16,127)                 (35,263)
--------------------------------------------------------------------------------
Net Increase (Decrease)                  (3,734)                     806
================================================================================

6. Concentration of Risk

Because the Fund concentrates its investments in one industry, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broader range of investment alternatives. The economic and business cycle risks associated with the concentration of the Fund in only one industry could mean that adverse conditions could substantially impact the income earned by the Fund and the value of the Fund's holdings.


--------------------------------------------------------------------------------
Smith Barney Telecommunications Income Fund                                   11

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of beneficial interest outstanding throughout each year ended December 31, except where noted:

                                 1999(1)        1998        1997        1996        1995        1994
======================================================================================================
Net Asset Value,
  Beginning of Period           $176.20       $134.06     $104.62     $119.69     $ 95.62     $107.62
------------------------------------------------------------------------------------------------------
Income (Loss) From
Operations:
  Net investment income            0.75          2.26        2.83        3.12        3.58        4.02
  Net realized and unrealized
   gain (loss)                    19.94         64.18       43.05       (5.35)      35.57       (5.91)
------------------------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations                 20.69         66.44       45.88       (2.23)      39.15       (1.89)
------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income           (0.92)        (2.22)      (2.83)      (3.12)      (3.58)      (4.05)
  Net realized gains              (8.29)       (22.08)     (13.61)      (9.72)     (11.50)      (6.06)
------------------------------------------------------------------------------------------------------
Total Distributions               (9.21)       (24.30)     (16.44)     (12.84)     (15.08)     (10.11)
------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                 $187.68       $176.20     $134.06     $104.62     $119.69     $ 95.62
------------------------------------------------------------------------------------------------------
Total Return                      12.15%++      53.72%      45.11%      (1.45)%     42.93%      (1.83)%
------------------------------------------------------------------------------------------------------
Net Assets, End of
  Period (millions)             $   102       $    96     $    73     $    63     $    75     $    61
------------------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
  Expenses                         0.87%+        0.89%       0.92%       0.90%       0.95%       0.95%
  Net investment income            0.84+         1.51        2.35        2.80        3.23        3.80
------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate               0%            0%          0%          0%          0%          00%
======================================================================================================

(1)   For the six months ended June 30, 1999 (unaudited).
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
12                                       1999 Semi-Annual Report to Shareholders

                                                            SALOMON SMITH BARNEY
                                                            --------------------
                                                     A member of citigroup[LOGO]

Trustees

Paul R. Ades
Herbert Barg
Dwight B. Crane
Frank G. Hubbard
Heath B. McLendon, Chairman
Jerome Miller
Ken Miller

John F. White, Emeritus


Officers

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Robert E. Swab
Vice President and
Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary


Investment Adviser

SSBC Fund Management Inc.


Administrator

SSBC Fund Management Inc.


Distributor

CFBDS, Inc.


Custodian

PNC Bank, N.A.


Shareholder
Service Agent

First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134


This report is submitted for the general information of shareholders of Smith Barney Telecommunications Income Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney
Telecommunications
Income Fund

388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com

FD0412 8/99